Segmentation of key figures - Net sales by region (Details 12) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating segments [line items]
Net sales to third parties	$ 51,900	$ 49,109		$ 48,518
YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%	1.00%
Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 19,064	$ 17,492		17,079
Europe [member] | YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%	2.00%
US [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 17,560	$ 16,935		17,117
US [member] | YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%	(1.00%)
Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 11,241	$ 10,718		10,441
Asia/Africa/Australasia [member] | YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%	3.00%
Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 4,035	$ 3,964		3,881
Canada and Latin America [member] | YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	2.00%	2.00%
Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 38,886	$ 36,710		36,626
Established Markets [member] | YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%	0.00%
Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 13,014	$ 12,399		11,892
Emerging Growth Markets [member] | YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%	4.00%
Innovative Medicines | YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%	1.00%
Innovative Medicines | Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 12,296	$ 11,127		11,041
Innovative Medicines | Europe [member] | YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	11.00%	1.00%
Innovative Medicines | US [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 11,864	$ 10,857		10,644
Innovative Medicines | US [member] | YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%	2.00%
Innovative Medicines | Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 8,097	$ 7,702		7,540
Innovative Medicines | Asia/Africa/Australasia [member] | YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%	2.00%
Innovative Medicines | Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,635	$ 2,592		2,606
Innovative Medicines | Canada and Latin America [member] | YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	2.00%	(1.00%)
Innovative Medicines | Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 26,258	$ 24,174		23,954
Innovative Medicines | Established Markets [member] | YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%	1.00%
Innovative Medicines | Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 8,634	$ 8,104		7,877
Innovative Medicines | Emerging Growth Markets [member] | YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%	3.00%
Sandoz
Disclosure of operating segments [line items]
Net sales, change in %	(2.00%)	(1.00%)
Sandoz | YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	(2.00%)	(1.00%)
Sandoz | Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 4,963	$ 4,633		4,354
Sandoz | Europe [member] | YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%	6.00%
Sandoz | US [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,754	$ 3,278		3,708
Sandoz | US [member] | YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	(16.00%)	(12.00%)
Sandoz | Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,363	$ 1,391		1,418
Sandoz | Asia/Africa/Australasia [member] | YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	(2.00%)	(2.00%)
Sandoz | Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 779	$ 758		664
Sandoz | Canada and Latin America [member] | YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%	14.00%
Sandoz | Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 7,233	$ 7,383		7,580
Sandoz | Established Markets [member] | YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	(2.00%)	(3.00%)
Sandoz | Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,626	$ 2,677		2,564
Sandoz | Emerging Growth Markets [member] | YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	(2.00%)	4.00%
Alcon
Disclosure of operating segments [line items]
Net sales, change in %	6.00%	3.00%
Alcon | YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%	3.00%
Alcon | Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,805	$ 1,732		1,684
Alcon | Europe [member] | YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%	3.00%
Alcon | US [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,942	$ 2,800		2,765
Alcon | US [member] | YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%	1.00%
Alcon | Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,781	$ 1,625		1,483
Alcon | Asia/Africa/Australasia [member] | YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	10.00%	10.00%
Alcon | Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 621	$ 614		611
Alcon | Canada and Latin America [member] | YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	1.00%	0.00%
Alcon | Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 5,395	$ 5,153		5,092
Alcon | Established Markets [member] | YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%	1.00%
Alcon | Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,754	$ 1,618		1,451
Alcon | Emerging Growth Markets [member] | YTD [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%	12.00%
Operating segments [member] | Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties	$ 34,892	$ 32,278	[1]	31,831	[1]
Net sales, change in %	8.00%	1.00%
Operating segments [member] | Sandoz
Disclosure of operating segments [line items]
Net sales to third parties	$ 9,859	$ 10,060		10,144
Operating segments [member] | Alcon
Disclosure of operating segments [line items]
Net sales to third parties	$ 7,149	$ 6,771	[1]	$ 6,543	[1]

[1]	Restated to reflect the product transfers between the Innovative Medicines and Alcon Divisions that was effective as of January 1, 2018